LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating lease

	December 31,
Operating leases	2025	2024
Assets
ROU operating lease assets	$–	$449,556

Liabilities
Current portion of operating lease	–	80,400
Operating lease, net of current portion	–	447,009
Total operating lease liabilities	$–	$527,409

Schedule of weighted average remaining lease term and discount rate

	December 31,
Operating leases	2025	2024
Weighted average remaining lease term (years)	7.75	7.25
Weighted average discount rate	6.00%	6.00%